Stockholders' equity (Details)	12 Months Ended
	Dec. 31, 2019 voting_right € / shares shares	Dec. 31, 2018 € / shares shares	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017 shares
Class of Stock [Line Items]
Common stock, conversion ratio			0.001	0.001
Common Class A [Member]
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding	50,816,706	42,559,884
Common stock, conversion ratio	1
Class common stock, par value (in EUR per ADS) | € / shares	€ 0.06	€ 0.06
Common Class B [Member]
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding	301,687,967	308,687,967
Common stock, conversion ratio	1	1
Shares converted (in shares)	7,000,000	11,112,001
Class common stock, par value (in EUR per ADS) | € / shares	€ 0.60	€ 0.60
Common stock, voting rights per share | voting_right	10
Trivago GmbH | Common Class A [Member]
Class of Stock [Line Items]
Exchangeable shares, outstanding					110,791,880